UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:03/31/2002

Check here if Amendment [_] ; Amendment Number:
This Amendment (Check only one.):[_]    is a restatement.
                                 [_]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        St. Johns Investment Management Co.
Address:     1301 Riverplace Blvd. Suite 2530
             Jacksonville, FL 32207


Form 13F File Number: 28-0001157618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John L. Allen
Title: President
Phone: 904-399-0662

Signature, Place, and Date of Signing:

/s/ John L. Allen                Jacksonville, FL           05/14/2002

[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number:     28-0001157618

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              89

Form 13F Information Table Value Total:          160190




List of Other Included Managers:  None

                                 TITLE OF                  VALUE    SHARES/    SH/   PUT/   INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           --CUSIP-- (X$1000) PRN AMT    PRN   CALL   DSCRETN   MGRS    SOLE    SHARED NONE
D   ADC TELECOMM.                COM             000886101       47      11500 SH           SOLE                    0         11500
D   AFFILIATED COMPUTER SERV INC COM             008190100     1179      21005 SH           SOLE                10880         10125
D   AFLAC CORPORATION -NEW       COM             001055102      336      11400 SH           SOLE                 1140         10260
D   ALLIANCE CAP MGMT HOLDING LP UNIT LTD PRTN   01855A101      910      19610 SH           SOLE                10610          9000
D   ALLTEL CORPORATION           COM             020039103      470       8455 SH           SOLE                 7955           500
D   AMERICAN INTL GROUP, INC.    COM             026874107     5119      70961 SH           SOLE                17911         53050
D   AMGEN, INC.                  COM             031162100     4952      82973 SH           SOLE                20570         62403
D   AUTOMATIC DATA PROCESS. INC. COM             053015103      612      10500 SH           SOLE                 1400          9100
D   BANKAMERICA CORP.            COM             060505104     4062      59718 SH           SOLE                20646         39072
D   BARR LABS. INC.              COM             068306109     1575      23935 SH           SOLE                 7810         16125
D   BARRA, INC.                  COM             068313105      465       7675 SH           SOLE                 4275          3400
D   BED BATH & BEYOND INC.       COM             075896100      601      17794 SH           SOLE                17794             0
D   BELLSOUTH                    COM             079860102      365       9897 SH           SOLE                 3528          6369
D   BIOVAIL CORP                 COM             09067J109      961      19230 SH           SOLE                11230          8000
D   BRISTOL MYERS SQUIBB         COM             110122108     2107      52032 SH           SOLE                 9600         42432
D   CALDOR CORP.                 COM             128787108        0      10000 SH           SOLE                    0         10000
D   CAPITAL ONE FINANCIAL        COM             14040H105     1289      20185 SH           SOLE                18935          1250
D   CARDINAL HEALTH INC.         COM             14149Y108     3295      46487 SH           SOLE                 9437         37050
D   CHEVRONTEXACO                COM             166764100     4165      46136 SH           SOLE                 7394         38742
D   CISCO SYSTEMS, INC.          COM             17275R102     2497     147493 SH           SOLE                41295        106198
D   CITIGROUP INC.               COM             172967101     6335     127925 SH           SOLE                32266         95659
D   COCA COLA                    COM             191216100     1216      23274 SH           SOLE                 2950         20324
D   COLGATE-PALMOLIVE CO.        COM             194162103      547       9565 SH           SOLE                 9565             0
D   COMMUNITY BANK OF SOUTH      COM             203602107      104      10400 SH           SOLE                    0         10400
D   CONCORD EFS INC.             COM             206197105     1528      45940 SH           SOLE                21540         24400
D   CONE MILLS CORPORATION       COM             206814105       27      10100 SH           SOLE                10100             0
D   CONSTELLATION BRANDS         COM             21036P108     1030      18740 SH           SOLE                10040          8700
D   DOW CHEMICAL COMPANY         COM             260543103      391      11950 SH           SOLE                    0         11950
D   DUKE ENERGY CORP.            COM             264399106     3112      82318 SH           SOLE                12185         70133
D   ELI LILLY & CO               COM             532457108      244       3200 SH           SOLE                  800          2400
D   EMC CORP.                    COM             268648102     1433     120197 SH           SOLE                30075         90122
D   EMERSON ELECTRIC             COM             291011104      224       3900 SH           SOLE                 3500           400
D   EXXONMOBIL CORP              COM             30231G102     6724     153405 SH           SOLE                36564        116841
D   FEDERAL NATL MTGE ASSN       COM             313586109      801      10033 SH           SOLE                 1733          8300
D   FIRST CAPITAL HOLDING CORP.  COM             319417101        0      32100 SH           SOLE                    0         32100
D   FLEET BOSTON CORPORATION     COM             339030108     3118      89091 SH           SOLE                15856         73235
D   FLEXTRONICS INTERNATIONAL    ADR             Y2573F102     2150     117802 SH           SOLE                41540         76262
D   FLORIDA BANKS, INC.          COM             340560101      106      13019 SH           SOLE                  500         12519
D   FLORIDA ROCK INDUSTRIES      COM             341140101     1363      34200 SH           SOLE                31800          2400
D   GENERAL ELECTRIC             COM             369604103     6301     168255 SH           SOLE                52410        115845
D   HALLIBURTON CO.              COM             406216101      886      51905 SH           SOLE                 9180         42725
D   HEWLETT PACKARD              COM             428236103      274      15300 SH           SOLE                 5000         10300
D   HOME DEPOT                   COM             437076102     6091     125311 SH           SOLE                31999         93312
D   HONEYWELL INTERNATIONAL      COM             438516106     2808      73372 SH           SOLE                12500         60872
D   IMS HEALTH INC               COM             449934108     1897      84510 SH           SOLE                25565         58945
D   INTEL CORP.                  COM             458140100     4699     154510 SH           SOLE                45646        108864
D   INTL BUSINESS MACHINES CORP  COM             459200101     3320      31924 SH           SOLE                 5078         26846
D   ISHARES RUSSELL 2000 VALUE   RUSS 2000 INDX  464287630      609       4350 SH           SOLE                 1150          3200
D   ISHARES S&P 600 INDEX        S&P 600 INDEX   464287804      456       3725 SH           SOLE                 1600          2125
D   JEFFERSON PILOT              COM             475070108     3800      75886 SH           SOLE                17086         58800
D   JOHNSON & JOHNSON            COM             478160104     2635      40572 SH           SOLE                 8034         32538
D   JOHNSON CONTROLS, INC.       COM             478366107     1016      11500 SH           SOLE                 5530          5970
D   JONES APPAREL GROUP          COM             480074103     2188      62600 SH           SOLE                15600         47000
D   L-3 COMMUNICATIONS HOLDINGS  COM             502424104     1306      11660 SH           SOLE                 4190          7470
D   LAB CORP. OF AMERICA         COM NEW         50540R409      446       4650 SH           SOLE                 3700           950
D   MBNA CORPORATION             COM             55262L100      208       5400 SH           SOLE                 3500          1900
D   MEDTRONIC, INC.              COM             585055106      209       4625 SH           SOLE                 4620             5
D   MERCK & CO. INC.             COM             589331107      702      12194 SH           SOLE                 4424          7770
D   MICROSOFT CORPORATION        COM             594918104      706      11704 SH           SOLE                 5665          6039
D   MIDCAP SPDR TRUST            UNIT SER 1      595635103     6547      66263 SH           SOLE                19760         46503
D   MOHAWK INDUSTRIES, INC       COM             608190104     1113      18530 SH           SOLE                 7530         11000
D   MORGAN STANLEY DEAN WITTER   COM             617446448      511       8914 SH           SOLE                  300          8614
D   MOTOROLA, INC.               COM             620076109      913      64303 SH           SOLE                12630         51673
D   NOKIA CORPORATION            SPONSORED ADR   654902204     1639      79023 SH           SOLE                21440         57583
D   ORACLE CORPORATION           COM             68389X105     1067      83365 SH           SOLE                38281         45084
D   PEPSICO INC.                 COM             713448108     4403      85498 SH           SOLE                18948         66550
D   PFIZER, INC.                 COM             717081103     5012     126115 SH           SOLE                37028         89087
D   PRAXAIR INC.                 COM             74005P104     3064      51244 SH           SOLE                 5650         45594
D   PROCTER & GAMBLE             COM             742718109     4413      48984 SH           SOLE                 6808         42176
D   REGENCY REALTY CORP          COM             758849103      209       7200 SH           SOLE                    0          7200
D   SPDR TRUST SERIES 1          UNIT SER 1      78462F103     3598      31421 SH           SOLE                19119         12302
D   SAFEWAY STORES INC.          COM NEW         786514208      780      17330 SH           SOLE                 8430          8900
D   SARA LEE CORP.               COM             803111103      340      16380 SH           SOLE                16380             0
D   SBC COMMUNICATIONS           COM             78387G103     4545     121401 SH           SOLE                32320         89081
D   SCHLUMBERGER LIMITED         COM             806857108      957      16270 SH           SOLE                15045          1225
D   SUN MICROSYSTEMS             COM             866810104     1238     140390 SH           SOLE                44860         95530
D   SUNGARD DATA SYSTEMS INC.    COM             867363103      326       9900 SH           SOLE                    0          9900
D   SUNTRUST BANKS INC.          COM             867914103      217       3252 SH           SOLE                 3042           210
D   SUREQUEST SYSTEMS            COM             868663105       12      70000 SH           SOLE                    0         70000
D   SYNCOR INTERNATIONAL INC.    COM             87157J106      421      15440 SH           SOLE                10240          5200
D   TARGET CORPORATION           COM             87612E106     6581     152610 SH           SOLE                30210        122400
D   TEXAS INSTRUMENTS            COM             882508104     2469      74605 SH           SOLE                17755         56850
D   TYCO INTERNATIONAL           COM             902124106     2782      86080 SH           SOLE                20480         65600
D   UNITED PARCEL SERVICE        COM             911312106      624      10263 SH           SOLE                    0         10263
D   US ONCOLOGY, INC.            COM             90338W103       88      10000 SH           SOLE                    0         10000
D   VERIZON COMMUNICATIONS       COM             92343V104      565      12254 SH           SOLE                 1064         11190
D   VIKING CAPITAL GROUP INC.    COM             92676E208        7      19500 SH           SOLE                    0         19500
D   WACHOVIA CORP. NEW           COM             929903102      226       6105 SH           SOLE                 5505           600
D   WYETH                        COM             983024100      226       3438 SH           SOLE                 2588           850
S   REPORT SUMMARY               89 DATA RECORDS           160910   00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
